Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Profit or loss [abstract]
Revenue	$ 27,587	$ 28,132	$ 27,449
Cost of sales	(18,425)	(18,859)	(18,391)
Gross profit	9,162	9,273	9,058
Operating costs	(6,899)	(6,480)	(6,612)
Group operating profit	2,263	2,793	2,446
Profit/(loss) on disposals	9	(189)	(121)
Profit before finance costs	2,272	2,604	2,325
Finance costs	(389)	(387)	(399)
Finance income		22	39
Other financial expense	(101)	(125)	(54)
Share of equity accounted investments' (loss)/profit	(118)	67	57
Profit before tax from continuing operations	1,664	2,181	1,968
Income tax expense	(499)	(534)	(467)
Group profit for the financial year from continuing operations	1,165	1,647	1,501
Profit after tax for the financial year from discontinued operations		91	1,388
Group profit for the financial year	1,165	1,738	2,889
Equity holders of the Company
From continuing operations	1,122	1,627	1,497
From discontinued operations		90	1,387
Non-controlling interests
From continuing operations	43	20	4
From discontinued operations		1	1
Group profit for the financial year	$ 1,165	$ 1,738	$ 2,889
Basic earnings per Ordinary Share	$ 142.9	$ 214.3	$ 346.5
Diluted earnings per Ordinary Share	141.8	212.6	344.7
Basic earnings per Ordinary Share from continuing operations	142.9	203.0	179.8
Diluted earnings per Ordinary Share from continuing operations	$ 141.8	$ 201.4	$ 178.9

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.